Related party transactions	6 Months Ended
Mar. 31, 2020
Related party transactions
Related party transactions

Note 10 — Related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name of Related Party	Relationship to the Company	Nature of Transactions
Forasen Group Co., Ltd. (“Forasen Group”)	Owned by the Chairman of Board of Directors	Provides guarantee for the Company’s bank loans; purchases from the Company; leases factory building to the Company
Yefang Zhang	Chief Executive Officer (“CEO”)	Provides working capital loan; provides guarantee for the Company’s bank loans
Zhengyu Wang	Chairman of Board of Directors	Provides guarantee for the Company’s bank loans

Due from related parties consisted of the following:

	March 31,	September 30,
	2020	2019
	(Unaudited)
Forasen Group Co., Ltd	$3,636,377	$—
Total	$3,636,377	$—

The due from related party is non-interest bearing and due on demand. As of the date of these unaudited condensed consolidated financial statements, the Company has fully collected the outstanding amount.

Due to related parties consisted of the following:

	March 31,	September 30,
	2020	2019
	(Unaudited)
Yefang Zhang	$1,730,811	$2,652,882
Zhengyu Wang	39,409	—
Greater Kingan Range Forasen Energy Technology Co., Ltd	678	—
Total	$1,770,898	$2,652,882

As of March 31, 2020 and September 30, 2019, the balance of due to related parties mainly consisted of advances from the Company's principal shareholder for working capital purposes during the Company's normal course of business. These advances are non-interest bearing and due on demand.

Sales to a  related party

The Company periodically sells merchandise to its affiliates during the ordinary course of business. For the six months ended March 31, 2020 and 2019, the Company recorded sales to Forasen Group of $6,015 and $1,783, respectively.

Operating lease from a  related party

In October 2009, the Company entered into a lease agreement with Forasen Group for leasing the factory building located in the suburban area of Lishui City, Zhejiang Province. The lease term waa 10 years with monthly rent of RMB 22,400 (equivalent of $3,257). The lease agreement was renewed in October 2019 for another 10 years with the same monthly rent.

Guarantees provided by related parties

The Company’s related parties provide guarantees for the Company’s short-term bank loans (see Note 7).